<SEQUENCE>1
<FILENAME>compliance13f_06302011.txt

<PERIOD>	3/31/2012
</FILER>
<SROS>	None
<DOCUMENT-COUNT>                 1

<SUBMISSION-CONTACT>
Christopher E. Gildea
302-478-4300
</SUBMISSION-CONTACT>

                               Form 13F Holdings Report
                                    UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549
				      FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2012

Check here if Amendment 		[   ];  Amendment Number :

This Amendment (Check Only one.): 	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:    	Merit Investment Management
Address: 	1 Righter Parkway; Suite 120
Wilmington, 	DE	19803

13F File Number :

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager :

Name: 	Christopher E. Gildea
Title: 	Managing Member
Phone:	302-478-4300

Signature,Place, and Date Of Signing:

Christopher E. Gildea, Wilmington DE, May 11, 2011

Report Type (Check only one.):

[X ]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

	        FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	35

Form 13F Information Table Value Total: $78,213 (x1000)

List of Other Managers: NONE

      NAME OF      		TITLE OF         	Value 	Shares/Prn           	Invstm  Other  	 Sole
      ISSUER        		CLASS    CUSIP  	x$1000   Amt Sh/Prn	Put/Ca	Dscret Managers	Voting

Altria Group Inc		COM	022095103	507	16415	SH		SOLE		16415
American Capital Agency	Corp	COM	02503X105	1537	52000	SH		SOLE		52000
Annaly Capital Management Inc	COM	035710409	15141	957089	SH		SOLE		957089
Apple Inc			COM	037833100	2218	3700	SH		SOLE		3700
Armour Residential REIT Inc	COM	042315101	9979	1478429	SH		SOLE		1478429
Capstead Mortgage corp		COM	14067E506	2431	185394	SH		SOLE		185394
Centurylink Inc			COM	156700106	479	12404	SH		SOLE		12404
Chimera Investment Corp		COM	16934Q109	6677	2359230	SH		SOLE		2359230
Clorox Corp			COM	189054109	490	7134	SH		SOLE		7134
Cott Corp			COM	22163N106	692	104984	SH		SOLE		104984
CSX Corp			COM	126408103	1565	72736	SH		SOLE		72736
CVS Caremark Corp		COM	126650100	1639	36585	SH		SOLE		36585
Enerplus Corp			COM	292766102	2518	112325	SH		SOLE		112325
Entergy Corp			COM	29364G103	457	6794	SH		SOLE		6794
Enterprise Product Partners LP	COM	293792107	821	16275	SH		SOLE		16275
Greif Inc Cl B			COM	397624206	102	1800	SH		SOLE		1800
HJ Heinz Co			COM	423074103	513	9571	SH		SOLE		9571
Inergy LP			COM	456615103	1547	94488	SH		SOLE		94488
JM Smuckers Corp		COM	832696405	1331	16363	SH		SOLE		16363
Kimberly-Clark Corp		COM	494368103	518	7013	SH		SOLE		7013
Kraft Foods Inc			COM	50075N104	500	13157	SH		SOLE		13157
Liberty Property Trust		COM	531172104	6240	174687	SH		SOLE		174687
Linn Energy Corp		COM	536020100	119	3122	SH		SOLE		3122
MarkWest Energy Partners LP	COM	570759100	753	13787	SH		SOLE		13787
Merck & Co Inc			COM	58933Y105	543	14137	SH		SOLE		14137
Microsoft Corp			COM	594918104	621	19260	SH		SOLE		19260
Midas Inc			COM	595626102	705	61441	SH		SOLE		61441
Northwestern Corp		COM	668074305	525	14819	SH		SOLE		14819
Novartis AG			COM	66987V109	493	8892	SH		SOLE		8892
Pfizer Inc			COM	717081103	517	22830	SH		SOLE		22830
PG&E Corp			COM	69331C108	504	11600	SH		SOLE		11600
Phillip Morris International In	COM	718172109	591	6673	SH		SOLE		6673
Plains All American Pipeline LP	COM	726503105	603	7686	SH		SOLE		7686
Starwood Property Trust Inc	COM	85571B105	2967	141143	SH		SOLE		141143
Windstream Corp			COM	97381W104	1792	152275	SH		SOLE		152275






